FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
7.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis
As of December 31, 2018 and 2019,
available-for-sale
investments recorded in short-term and long-term investments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair value measurement as of December 31, 2019
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	—	1,328,342	—	1,328,342
Long-term investments:
Available-for-sale debt investments - Wealth management products	—	1,181,693	—	1,181,693

Total	—	2,510,035	—	2,510,035

	Fair value measurement as of December 31, 2018
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	82,991	—	—	82,991

Total	82,991	—	—	82,991

The Group’s
available-for-sale
debt investments as of December 31, 2019 mainly consists of wealth management products purchased from banks. The Group values these wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. As of December 31, 2018, the Group also invested wealth management products in active market and valued these wealth management products with quoted price, and accordingly the Group classified these assets as Level 1.

A summary of
available-for-sale
investments during the years ended December 31, 2018 and 2019 is presented as below:

	As of December 31, 2019
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	1,321,090	7,252	—	—	1,328,342
Long-term investments:
Available-for-sale debt investments - Wealth m anagement products	1,181,270	423	—	—	1,181,693
Total	2,502,360	7,675	—	—	2,510,035

	As of December 31, 2018
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments - Wealth management products	82,760	231	—	—	82,991
Total	82,760	231	—	—	82,991
A
s of
December 31, 2019, the fair value of
available-for-sale
investments by contractual maturity was RMB1,328,342 within one year, RMB1,181,693 within two to three years.
Measured at fair value on a
non-recurring
basis
The Group measures goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessment.
The Group measures long-term investments (excluding the
available-for-sale
debt investments) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.